Common Stocks (Details) - USD ($)				1 Months Ended		12 Months Ended
	Jan. 10, 2019	Jan. 03, 2019	Jul. 04, 2017	Dec. 31, 2018	Oct. 20, 2017	Mar. 31, 2019	Mar. 31, 2018
Common Stocks (Textual)
Common stock, par value						$ 0.001	$ 0.001
Common stock, shares authorized						Unlimited	Unlimited
Common stock, Description			The Company issued common stocks of an aggregate of 20,000,000 shares of 0.001 par value to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT. In connection with Restructuring, all shares and per share amounts have been retroactively restated as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.		The Company issued common stocks of an aggregate of 20,000,000 shares of 0.001 par value to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT. In connection with Restructuring, all shares and per share amounts have been retroactively restated as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.
Initial public offering [Member]
Common Stocks (Textual)
Ordinary shares of public offering		39,975		2,506,300
Public offering price		$ 4.00		$ 4.00
Gross proceeds initial public offering		$ 10,200,000
Newly shares issued	160,246